Debt and Other Obligations (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Debt Arrangements
Debt and other obligations consist of the following:

	June 30, 2019	December 31, 2018
	(In thousands)
Current
Term loan	$8,121	$8,149
Deferred debt issuance costs - term loan(1)	(1,445)	(1,472)
Other short-term debt and obligations	53,017	34,343
Current portion of long term debt and other financial liabilities	59,693	41,020
Non-current
Term loan	643,812	650,014
Deferred debt issuance costs - term loan(1)	(5,512)	(6,266)
Long-term debt, net	638,300	643,748
Total	$697,993	$684,768

(1)
According to ASU 2015-03, adopted on January 1, 2016, the Company presents debt issuance costs related to a recognized liability as a direct deduction from the carrying amount of that liability.